PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
The major components of property, plant and equipment as of December 31, 2021 and 2020 consist of:

(in millions)	2021	2020
Land	$74	$79
Buildings and improvements	675	686
Machinery and equipment	1,678	1,722
Other equipment and leasehold improvements	342	360
Equipment on operating lease	73	65
Construction in progress	576	436
	3,418	3,348
Accumulated depreciation	(1,820)	(1,781)
	$1,598	$1,567